Note 3 - Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
2021 (remaining)	$90
2022	122
2023	126
2024	130
2025	22
Total lease payments	490
Less: imputed interest	(37)
Total remaining lease liability	$453